Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 595,555	$ 2,100,543	$ 1,527,391
Accounts receivable	162,962	96,539
Other current assets	104,657	190,071	357,861
Prepaid offering costs	800,000	800,000
Subscription receivable	1,500,025
Total current assets	3,163,199	3,187,153	1,885,252
Property and equipment, net	6,967	7,604	5,814
Intangible assets, net	53,577	73,831	155,009
Right-of-use lease asset	1,442,884	1,572,489	2,081,568
Investment in joint venture	100,000	100,000
Deposits and other assets	798,111	798,111	762,976
Total assets	5,564,738	5,739,188	4,890,619
Current liabilities:
Accounts payable	1,386,436	1,656,965	242,933
Accrued liabilities	2,444,004	2,417,115	951,689
Deferred revenue	1,395,285	1,779,794	933,361
Operating lease liability	513,869	510,034	494,979
Total current liabilities	5,739,594	6,951,897	2,622,962
Lease liability, net of current portion	891,415	1,021,330	1,531,364
Redeemable preferred stock	1,702,000	1,702,000
Total liabilities	8,333,009	9,675,227	4,154,326
Commitments and contingencies (Note 2 and 5)
Stockholders’ Deficit
Preferred Stock, value
Common stock, value	1,255	975	445
Subscription receivable	(6,724)	(6,724)	(15,544)
Additional paid-in capital	39,738,635	35,342,098	27,407,372
Accumulated deficit	(42,501,437)	(39,272,388)	(26,655,980)
Total stockholders’ (deficit) equity	(2,768,271)	(3,936,039)	736,293
Total liabilities and stockholders’ (deficit) equity	5,564,738	5,739,188	4,890,619
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value
Nonrelated Party [Member]
Current liabilities:
Notes payable		321,843
Related Party [Member]
Current liabilities:
Notes payable		$ 266,146